Common Stock: Schedule of Stockholders Equity (Details) (USD $)	9 Months Ended	12 Months Ended			48 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013
Common stock issued for services, Value		$ 3,000		$ 19,400
Issuance of common stock for asset purchase, Value			135,000
Common stock issued for cash, Value				9,069
Common stock issued for cash, Shares	2,500,000
Common Stock
Common stock issued for services, Value		3,000		19,400	342,400.00
Common stock issued for services, Shares		100,000		970,000	17,535,000
Issuance of common stock for asset purchase, Value			135,000
Issuance of common stock for asset purchase, Shares			6,750,000
Common stock issued for cash, Value				9,069
Common stock issued for cash, Shares				465,000
Common Stock | Clifford D. Jett
Common stock issued for services, Value				60,000.00
Common stock issued for services, Shares				3,000,000
Common Stock | John Sprovieri
Common stock issued for services, Value				60,000.00
Common stock issued for services, Shares				3,000,000
Issuance of common stock for asset purchase, Value			135,000.00
Issuance of common stock for asset purchase, Shares			6,750,000
Common Stock | William Beers
Common stock issued for services, Value				60,000.00
Common stock issued for services, Shares				3,000,000
Common Stock | Lynn Komar
Common stock issued for services, Value				5,000.00
Common stock issued for services, Shares				250,000
Common Stock | Kathleen D. Jett
Common stock issued for cash, Value				200.00
Common stock issued for cash, Shares				10,000
Common Stock | Mary E Sprovieri
Common stock issued for cash, Value				200.00
Common stock issued for cash, Shares				10,000
Common Stock | Linda Beers
Common stock issued for cash, Value				200.00
Common stock issued for cash, Shares				10,000
Common Stock | Robert Tanner
Common stock issued for cash, Value				500.00
Common stock issued for cash, Shares				25,000
Common Stock | Marjorie E. Yarnell
Common stock issued for cash, Value				200.00
Common stock issued for cash, Shares				10,000
Common Stock | Sharon R. Nolan
Common stock issued for cash, Value				200.00
Common stock issued for cash, Shares				10,000
Common Stock | Julie Jett Regnell
Common stock issued for cash, Value				600.00
Common stock issued for cash, Shares				30,000
Common Stock | Ryan R. Regnell
Common stock issued for cash, Value				200.00
Common stock issued for cash, Shares				10,000
Common Stock | Roderick R. Regnell
Common stock issued for cash, Value				200.00
Common stock issued for cash, Shares				10,000
Common Stock | Larry Barngrover
Common stock issued for cash, Value				200.00
Common stock issued for cash, Shares				10,000
Common Stock | Ryan P. Sharp
Common stock issued for cash, Value				200.00
Common stock issued for cash, Shares				10,000
Common Stock | Daniel J. Hall
Common stock issued for cash, Value				200.00
Common stock issued for cash, Shares				10,000
Common Stock | George R. Jett
Common stock issued for cash, Value				200.00
Common stock issued for cash, Shares				10,000
Common Stock | Kelly Louise Means
Common stock issued for cash, Value				200.00
Common stock issued for cash, Shares				10,000
Common Stock | Jaime Scott McLaughlin
Common stock issued for cash, Value				200.00
Common stock issued for cash, Shares				10,000
Common Stock | Linda Randle
Common stock issued for cash, Value				200.00
Common stock issued for cash, Shares				10,000
Common Stock | Jimmy Nelson
Common stock issued for cash, Value				200.00
Common stock issued for cash, Shares				10,000
Common Stock | Michael Nilson
Common stock issued for cash, Value				200.00
Common stock issued for cash, Shares				10,000
Common Stock | Doug Bill
Common stock issued for cash, Value				200.00
Common stock issued for cash, Shares				10,000
Common Stock | Kimberly A. Grimm
Common stock issued for cash, Value				200.00
Common stock issued for cash, Shares				10,000
Common Stock | Cory L. Bernard
Common stock issued for cash, Value				200.00
Common stock issued for cash, Shares				10,000
Common Stock | Kenneth A. Jett
Common stock issued for cash, Value				200.00
Common stock issued for cash, Shares				10,000
Common Stock | Rebecca Jones
Common stock issued for cash, Value				200.00
Common stock issued for cash, Shares				10,000
Common Stock | Karen A. Johnson
Common stock issued for cash, Value				200.00
Common stock issued for cash, Shares				10,000
Common Stock | Jennifer Bain
Common stock issued for cash, Value				200.00
Common stock issued for cash, Shares				10,000
Common Stock | Elizabeth A Voiles
Common stock issued for cash, Value				200.00
Common stock issued for cash, Shares				10,000
Common Stock | Jose M. Guzman
Common stock issued for cash, Value				200.00
Common stock issued for cash, Shares				10,000
Common Stock | Christopher Longphre
Common stock issued for cash, Value				200.00
Common stock issued for cash, Shares				10,000
Common Stock | Donald Hilderbrand
Common stock issued for cash, Value				200.00
Common stock issued for cash, Shares				10,000
Common Stock | Martin J Kelly
Common stock issued for cash, Value				200.00
Common stock issued for cash, Shares				10,000
Common Stock | John Schmidt
Common stock issued for cash, Value				200.00
Common stock issued for cash, Shares				10,000
Common Stock | Joe Hobbs
Common stock issued for cash, Value				500.00
Common stock issued for cash, Shares				25,000
Common Stock | Billy Sullivan
Common stock issued for cash, Value				500.00
Common stock issued for cash, Shares				25,000
Common Stock | Linda Buchanan
Common stock issued for cash, Value				200.00
Common stock issued for cash, Shares				10,000
Common Stock | Dan Newbold
Common stock issued for cash, Value				500.00
Common stock issued for cash, Shares				25,000
Common Stock | Lee Hall
Common stock issued for cash, Value				500.00
Common stock issued for cash, Shares				25,000
Common Stock | Steven A. Weber
Common stock issued for services, Value				19,400.00
Common stock issued for services, Shares				25,000
Common stock issued for cash, Value				200.00
Common stock issued for cash, Shares				970,000
Common Stock | Colonial Stock Transfer Co.
Common stock issued for services, Value		$ 3,000.00
Common stock issued for services, Shares		100,000